SCHEDULE OF ACCOUNTS RECEIVABLE, NET (Details) - SGD ($)	Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Credit Loss [Abstract]
Accounts receivable – third parties	$ 634,464	$ 673,921
Less: allowance for doubtful accounts	(245,344)	(245,344)	$ (35,599)
Accounts receivable, net	$ 389,120	$ 428,577